PGIM Corporate Bond 5-10 Year ETF Investment Objectives and Goals - PGIM Corporate Bond 5-10 Year ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM CORPORATE BOND 5-10 YEAR ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to provide total return through a combination of current income and capital appreciation.